STOCK OPTIONS AND RESTRICTED STOCK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
STOCK OPTIONS AND RESTRICTED STOCK [Abstract]
Summary of Stock Option Activity

	Number of Options	Weighted Average Exercise Price Per Share
December 31, 2013, Outstanding	793,067	$0.24
Granted	-	-
Exercised	-	-
Forfeited	-	-
June 30, 2014, Outstanding	793,067	$0.24

Exercisable	446,102	$0.21

	Number of Options	Weighted Average Exercise Price Per Share
January 1, 2012, Outstanding	359,743	$0.15
Granted	469,900	0.26
Exercised	(101,576)	0.12
Forfeited	(15,000)	0.27
December 31, 2012, Outstanding	713,067	$0.23
Granted	130,000	0.27
Exercised	-	-
Forfeited	(50,000)	0.27
December 31, 2013, Outstanding	793,067	$0.24

Exercisable	395,056	$0.20

Summary of Stock Options Outstanding and Exercisable

Outstanding				Exercisable
Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price
$0.01	72,500	6.26	$0.01	72,500	$0.01
$0.23	205,667	7.41	$0.23	170,698	$0.23
$0.27	514,900	8.50	$0.27	202,904	$0.27
	793,067			446,102

Outstanding				Exercisable
Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price
$0.01	72,500	6.76	$0.01	72,500	$0.01
$0.23	205,667	7.10	$0.23	148,552	$0.23
$0.27	514,900	8.95	$0.27	174,004	$0.27
	793,067			395,056

Summary of Restricted Stock Activity

	Number of shares	Weighted Average Grant Date Fair Value
Balance of unvested restricted stock at December 31, 2013	1,009,914	0.25
Issuance of restricted stock	-	-
Vested	(602,064)	(0.24)
Balance of unvested restricted stock at June 30, 2014	407,850	0.27

	Number of shares	Weighted Average Grant Date Fair Value
Balance of unvested restricted stock at January 1, 2012	1,498,601	$0.20
Vested	(775,118)	(0.20)
Balance of unvested restricted stock at December 31, 2012	723,483	0.19
Issuance of restricted stock	1,648,000	0.27
Vested	(1,361,569)	(0.24)
Balance of unvested restricted stock at December 31, 2013	1,009,914	$0.25